Operating Results of Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	¥ 167,587	¥ 157,442	¥ 180,657	¥ 176,634	¥ 682,320	¥ 675,988	¥ 571,552
(Loss) income on discontinued operations before income taxes					(7,796)	(7,012)	(3,016)
Income taxes					28	841	809
(Loss) income on discontinued operations					(7,768)	(6,171)	(2,207)
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales					5,615	17,662	16,511
Semiconductor Manufacturing Equipment Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes							(2,047)
Income taxes							760
(Loss) income on discontinued operations							(1,287)
Semiconductor Manufacturing Equipment Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							604
Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes						(4,571)	(181)
Income taxes						1,065	11
(Loss) income on discontinued operations						(3,506)	(170)
Specialty Lens Unit Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						5,120	1,430
Lense Actuator Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes					(2,203)	(1,409)	(706)
Income taxes					(269)	(289)	(14)
(Loss) income on discontinued operations					(2,472)	(1,698)	(720)
Lense Actuator Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales					1,576	2,391	3,279
Nidec Pegion Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes					(1,817)	(663)	(502)
Income taxes					129	8	(17)
(Loss) income on discontinued operations					(1,688)	(655)	(519)
Nidec Pegion Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales					1,365	3,168	3,604
Compact Digital Camera Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes					(3,776)	(369)	420
Income taxes					168	57	69
(Loss) income on discontinued operations					(3,608)	(312)	489
Compact Digital Camera Lens Unit Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales					¥ 2,674	¥ 6,983	¥ 7,594